Supplement dated January 13, 2012 to the

MTB Money Market Fund Summary Prospectus

dated August 31, 2011

Effective until January 20, 2012, each item included below replaces the corresponding section of the Fund’s summary prospectus. After January 20, 2012, this supplement is no longer effective.

1. Ticker Symbols

Class/Ticker        A VSMXX        A2 VSIXX        I AKMXX        I2 AKIXX      S VNSXX

2. Fees and Expenses

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares, Class A2 Shares, Class I Shares, Class I2 Shares and Class S Shares.

Shareholder Fees

(Fees paid directly from your investment)

	Class A	Class A2	Class I	Class I2	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	None	None	None	None	None
Redemption Fee	None	None	None	None	None
Exchange Fee	None	None	None	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class A2	Class I	Class I2	Class S
Management Fee	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	None	0.25%	None	0.25%	0.25%
Other Expenses	0.35%	0.35%	0.35%	0.10%	0.35%
Total Annual Fund Operating Expenses	0.75%	1.00%	0.75%	0.75%	1.00%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares, Class A2 Shares, Class I Shares, Class I2 Shares and Class S Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$77	$240	$417	$930
Class A2
Expenses assuming redemption	$102	$318	$552	$1,224
Class I
Expenses assuming redemption	$77	$240	$417	$930
Class I2
Expenses assuming redemption	$77	$240	$417	$930
Class S
Expenses assuming redemption	$102	$318	$552	$1,224

3. Performance Information

Performance Information

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, with respect to its Class A Shares, and by showing how the Fund’s average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund’s broad-based market indexes, the iMoneyNet, Inc. First Tier Retail Average and the iMoneyNet, Inc. First Tier Institutional Average. The iMoneyNet, Inc. First Tier Retail Average and the iMoneyNet, Inc. First Tier Institutional Average are composites of money market mutual funds with investment goals similar to the Fund’s goal. Updated performance information is available at www.mtbfunds.com.

Annual Total Returns – Class A Shares

Best Quarter 1.33% 3/31/2001 Worst Quarter 0.00% 6/30/2009

The Fund’s Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 0.00%.

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	10 Years or Life of Fund
Class A Shares
Return Before Taxes	0.01%	2.23%	1.96%
Class A2 Shares
Return Before Taxes	0.01%	2.34%	1.90%	*
Class I Shares
Return Before Taxes	0.04%	2.40%	2.19%	*
Class I2 Shares
Return Before Taxes	0.04%	2.34%	2.12%	*
Class S Shares
Return Before Taxes	0.01%	2.07%	1.77%
iMoneyNet, Inc. First Tier Retail Average (reflects no deduction for taxes)	0.03%	2.26%	2.00%
iMoneyNet, Inc. First Tier Institutional Average (reflects no deduction for taxes)	0.08%	2.56%	2.33%

*	Class A2 Shares commenced operations on September 4, 2001, Class I Shares and Class I2 Shares commenced operations on August 18, 2003.

4. Purchase and Sale of Fund Shares

Purchase and Sale of Fund Shares

Requests to purchase or redeem Fund Shares are processed on each day that the New York Stock Exchange (“NYSE”) is open for business. You may purchase or redeem Shares by contacting the Fund at 1-800-836-2211. If you invest through a financial intermediary, please contact that intermediary regarding purchase and redemption procedures.

Minimum Initial Investment Amount (Class A and Class A2):	$500
Minimum Initial Investment Amount (Class I, Class I2):*	$100,000
Minimum Subsequent Investment Amount:	$25

*	Class S Shares are only available as a sweep investment. Direct purchases are not allowed.

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

2